Related party balances and transactions (Details Narrative) - USD ($)			12 Months Ended
	May 06, 2024	Mar. 16, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Chairman [Member]
Related Party Transaction [Line Items]
Revenues			$ 2,784
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Revenues			6,190
8i Enterprises Ptd Ltd [Member]
Related Party Transaction [Line Items]
Advisory service fee			315,000	$ 135,000
8i Digital Services Ptd Ltd [Member]
Related Party Transaction [Line Items]
Accrued service			$ 21,948
Related Party [Member]
Related Party Transaction [Line Items]
Revenue from related parties				$ 0	$ 0
Fortress Cove Limited (“Fortress Cove”) [Member]
Related Party Transaction [Line Items]
Business aquisition, description	The acquisition of Fortress Cove and its subsidiary CKHP closed on May 8, 2024. Meng Dong (James) Tan, a significant shareholder of EUDA, who holds 17.8% of the currently issued and outstanding ordinary shares of the EUDA, is also a 40% shareholder of Fortress Cove Limited. See Note 5 for details.
8i Enterprises Ptd Ltd [Member]
Related Party Transaction [Line Items]
Advisory service term		12 months